Annual Fund Operating Expenses (Vanguard GNMA Fund Participant:)	Vanguard GNMA Fund Vanguard GNMA Fund - Admiral Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.11%